UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	08/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
General California Municipal Money Market Fund
August 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--98.5%	Rate (%)	Date	Amount ($)		Value ($)
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (California Alumni
Association Project) (LOC;
Bank of America)	0.26	9/7/12	3,220,000	a	3,220,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Francisco Friends
School) (LOC; Bank of America)	0.22	9/7/12	1,430,000	a	1,430,000
Alameda County Industrial
Development Authority, Revenue
(Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)	0.24	9/7/12	2,180,000	a	2,180,000
Alameda County Industrial
Development Authority, Revenue
(P.J.'s Lumber, Inc. Project)
(LOC; Comerica Bank)	0.25	9/7/12	1,705,000	a	1,705,000
Alameda County Industrial
Development Authority, Revenue
(Plastikon Industries Inc.
Project) (LOC; California
State Teachers Retirement
System)	0.31	9/7/12	2,700,000	a	2,700,000
Alameda County Industrial
Development Authority, Revenue
(PlyProperties Project) (LOC;
Wells Fargo Bank)	0.23	9/7/12	310,000	a	310,000
Alameda County Industrial
Development Authority, Revenue
(Tool Family Partnership
Project) (LOC; Wells Fargo
Bank)	0.23	9/7/12	1,620,000	a	1,620,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors,

Inc. Project) (LOC; Comerica
Bank)	0.24	9/7/12	2,440,000	a	2,440,000
Antelope Valley Community College
District, GO Notes, TRAN	2.00	11/30/12	1,200,000		1,204,929
California Economic Development
Financing Authority, IDR (Volk
Enterprises, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.26	9/7/12	1,135,000	a	1,135,000
California Enterprise Development
Authority, IDR (Le Chef Bakery
Project) (LOC; U.S. Bank NA)	0.24	9/7/12	4,465,000	a	4,465,000
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West Loan Program)
(LOC; Citibank NA)	0.20	9/7/12	22,000,000	a	22,000,000
California Infrastructure and
Economic Development Bank, IDR
(Bay Photo, Inc. Project)
(LOC; Comerica Bank)	0.26	9/7/12	4,400,000	a	4,400,000
California Infrastructure and
Economic Development Bank, IDR
(Chaparral Property Project)
(LOC; Comerica Bank)	0.26	9/7/12	1,100,000	a	1,100,000
California Infrastructure and
Economic Development Bank, IDR
(G&G Specialty Foods, Inc.
Project) (LOC; Comerica Bank)	0.26	9/7/12	1,097,050	a	1,097,050
California Infrastructure and
Economic Development Bank, IDR
(International Raisins, Inc.
Project) (LOC; M&T Trust)	0.46	9/7/12	3,750,000	a	3,750,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	0.27	9/7/12	5,000,000	a	5,000,000
California Infrastructure and
Economic Development Bank, IDR
(Studio Moulding, Inc.
Project) (LOC; Comerica Bank)	0.26	9/7/12	2,485,000	a	2,485,000

California Infrastructure and
Economic Development Bank, IDR
(Surtec, Inc. Project) (LOC;
Wells Fargo Bank)	0.27	9/7/12	1,650,000	a	1,650,000
California Infrastructure and
Economic Development Bank,
Revenue (7/11 Materials, Inc.
Project) (LOC; California
State Teachers Retirement
System)	0.23	9/7/12	1,485,000	a	1,485,000
California Infrastructure and
Economic Development Bank,
Revenue (Orange County
Performing Arts Center) (LOC;
Bank of America)	0.21	9/7/12	11,400,000	a	11,400,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Pacific
Gas and Electric Company)
(LOC; Wells Fargo Bank)	0.17	9/1/12	6,265,000	a	6,265,000
California Pollution Control
Financing Authority, EIR (Air
Products Manufacturing
Corporation Project)	0.17	9/1/12	15,700,000	a	15,700,000
California Pollution Control
Financing Authority, SWDR (Ag
Resources, III LLC Project)
(LOC; CoBank ACB)	0.23	9/7/12	2,780,000	a	2,780,000
California Pollution Control
Financing Authority, SWDR
(Amador Valley Industries, LLC
Project) (LOC; Wells Fargo
Bank)	0.20	9/7/12	2,490,000	a	2,490,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.16	9/7/12	5,700,000	a	5,700,000
California Pollution Control
Financing Authority, SWDR (Bay
Counties Waste Services, Inc.
Project) (LOC; Comerica Bank)	0.23	9/7/12	6,500,000	a	6,500,000
California Pollution Control
Financing Authority, SWDR

(Blue Line Transfer, Inc.
Project) (LOC; Union Bank NA)	0.23	9/7/12	3,280,000	a	3,280,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer, Inc.
Project) (LOC; Union Bank NA)	0.23	9/7/12	1,600,000	a	1,600,000
California Pollution Control
Financing Authority, SWDR
(Burrtec Waste Industries,
Inc. Project) (LOC; U.S. Bank
NA)	0.20	9/7/12	450,000	a	450,000
California Pollution Control
Financing Authority, SWDR
(Desert Properties LLC
Project) (LOC; Union Bank NA)	0.23	9/7/12	3,785,000	a	3,785,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.23	9/7/12	2,025,000	a	2,025,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.23	9/7/12	530,000	a	530,000
California Pollution Control
Financing Authority, SWDR
(Mid-Valley Disposal Project)
(LOC; Union Bank NA)	0.23	9/7/12	2,775,000	a	2,775,000
California Pollution Control
Financing Authority, SWDR
(Mission Trail Waste Systems,
Inc. Project) (LOC; Comerica
Bank)	0.23	9/7/12	1,135,000	a	1,135,000
California Pollution Control
Financing Authority, SWDR
(Mottra Corporation Project)
(LOC; Union Bank NA)	0.23	9/7/12	665,000	a	665,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.23	9/7/12	1,740,000	a	1,740,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.

Project) (LOC; Union Bank NA)	0.23	9/7/12	1,410,000	a	1,410,000
California Pollution Control
Financing Authority, SWDR
(Solid Wastes of Willits, Inc.
Project) (LOC; Union Bank NA)	0.23	9/7/12	3,475,000	a	3,475,000
California Pollution Control
Financing Authority, SWDR
(South Lake Refuse Company,
LLC Project) (LOC; Union Bank
NA)	0.23	9/7/12	2,000,000	a	2,000,000
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company,
Inc. Project) (LOC; Union Bank
NA)	0.23	9/7/12	3,300,000	a	3,300,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.23	9/7/12	3,796,000	a	3,796,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.23	9/7/12	3,410,000	a	3,410,000
California Pollution Control
Financing Authority, SWDR
(Upper Valley Disposal Service
Project) (LOC; Union Bank NA)	0.23	9/7/12	1,585,000	a	1,585,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.23	9/7/12	2,300,000	a	2,300,000
California Pollution Control
Financing Authority, SWDR
(West Valley MRF, LLC Project)
(LOC; Union Bank NA)	0.23	9/7/12	5,200,000	a	5,200,000
California School Cash Reserve
Program Authority, Revenue	2.00	10/31/12	2,500,000		2,506,360
California School Cash Reserve
Program Authority, Revenue	2.00	12/31/12	14,500,000		14,571,816
California School Cash Reserve
Program Authority, Revenue	2.00	2/1/13	8,600,000		8,649,742
California School Cash Reserve

Program Authority, Revenue	2.00	4/26/13	2,700,000		2,726,541
California School Cash Reserve
Program Authority, Revenue	2.00	4/26/13	13,300,000		13,430,738
California School Cash Reserve
Program Authority, Revenue	2.00	6/3/13	1,500,000		1,516,844
California Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project) (P-FLOATS Series
PT-4184) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.41	9/7/12	2,080,000 a,b,c		2,080,000
California Statewide Communities
Development Authority, MFHR
(Lake Merritt Apartments)
(LOC; U.S. Bank NA)	0.23	9/7/12	3,700,000	a	3,700,000
California Statewide Communities
Development Authority, MFHR
(Seminole Gardens Apartments)
(LOC; FHLB)	0.23	9/7/12	2,935,000	a	2,935,000
California Statewide Communities
Development Authority, Revenue
(Tiger Woods Learning Center
Foundation) (LOC; Bank of
America)	0.45	9/7/12	4,000,000	a	4,000,000
Concord,
MFHR, Refunding (Maplewood and
Golden Glen Apartments
Project) (LOC; Citibank NA)	0.40	9/7/12	3,025,000	a	3,025,000
Contra Costa County,
COP (Concord Healthcare
Center, Inc.) (LOC; Bank of
America)	0.36	9/7/12	95,000	a	95,000
Contra Costa County,
MFHR (Camara Circle
Apartments) (LOC; Citibank NA)	0.52	9/7/12	1,675,000	a	1,675,000
Contra Costa County,
MFHR (Pinecrest Apartments)
(LOC; Citibank NA)	0.52	9/7/12	100,000	a	100,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1013) (Fontana
Public Financing Authority,
Tax Allocation Revenue (North

Fontana Redevelopment
Project)) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.32	9/7/12	3,800,000 a,b,c		3,800,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-1083) (California
Health Facilities Financing
Authority, Revenue (Catholic
Healthcare West)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.24	9/7/12	10,000,000 a,b,c		10,000,000
Hillsborough,
COP (Water and Sewer Systems
Projects) (Liquidity Facility;
JPMorgan Chase Bank)	0.24	9/7/12	4,500,000	a	4,500,000
Los Angeles County Schools Pooled
Financing Program, Pooled TRAN
Participation Certificates
(Certain Los Angeles County
Schools and Community College
Districts)	2.00	1/31/13	12,200,000		12,278,039
Los Angeles Industrial Development
Authority, Empowerment Zone
Facility Revenue (Megatoys
Project) (LOC; FHLB)	0.20	9/7/12	3,000,000	a	3,000,000
Madera Public Financing Authority,
LR (Madera Municipal Golf
Course Refinancing Project)
(LOC; California State
Teachers Retirement System)	0.18	9/7/12	3,030,000	a	3,030,000
Menlo Park Community Development
Agency, Tax Allocation
Revenue, Refunding (Las Pulgas
Community Development Project)
(LOC; State Street Bank and
Trust Co.)	0.18	9/1/12	7,000,000	a	7,000,000
Orange County Irvine Coast
Assessment District Number
88-1, Limited Obligation
Improvement Bonds (LOC;
Sumitomo Mitsui Banking Corp.)	0.18	9/7/12	6,700,000	a	6,700,000
Pittsburg Redevelopment Agency,
Subordinate Tax Allocation

Revenue (Los Medanos Community
Development Project)
(Liquidity Facility:
California State Teachers
Retirement System and State
Street Bank and Trust Co.)	0.18	9/1/12	15,800,000	a	15,800,000
Ravenswood City School District,
GO Notes, TRAN	1.00	2/4/13	1,000,000		1,002,744
Redwood City School District,
GO Notes, TRAN	2.00	10/1/12	6,000,000		6,007,942
Sacramento City Financing
Authority, Revenue, Refunding
(Master Lease Program
Facilities) (P-FLOATS Series
PT-4698) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.32	9/7/12	5,390,000 a,b,c		5,390,000
Sacramento County,
Special Facilities Airport
Revenue (The Cessna Aircraft
Company Project) (LOC; Bank of
America)	0.35	9/7/12	1,800,000	a	1,800,000
San Bernardino County Housing
Authority, MFHR (Indian Knoll
Apartments Project) (LOC; Bank
of America)	0.55	9/7/12	3,310,000	a	3,310,000
San Bernardino County Housing
Authority, MFHR (Reche Canyon
Apartments Project) (LOC; Bank
of America)	0.55	9/7/12	2,965,000	a	2,965,000
San Diego County and San Diego
County School Districts, TRAN,
Program Note Participations	2.00	4/30/13	3,740,000		3,781,874
San Francisco City and County
Redevelopment Agency, MFHR
(Namiki Apartments) (LOC;
Citibank NA)	0.28	9/7/12	1,700,000	a	1,700,000

Total Investments (cost $313,750,619)			98.5%		313,750,619
Cash and Receivables (Net)			1.5%		4,911,519
Net Assets			100.0%		318,662,138

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, these securities amounted to $21,270,000 or 6.7% of net assets.

c

The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue

SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	313,750,619
Level 3 - Significant Unobservable Inputs	-
Total	313,750,619

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for

identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 22, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	October 22, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)